Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Mar. 31, 2025
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

Risk Management and Strategy

The Company maintains a relatively simple IT environment that supports its core operational and communications needs. Internal workflows and scheduling are managed using widely adopted office productivity tools, and the Company communicates with customers and suppliers primarily via email and telephone. The Company also operates its own domain for business communications. While the Company has not yet implemented a formal cybersecurity risk management program, it takes reasonable measures to safeguard its digital assets and information. These include the use of licensed antivirus software, built-in security features of operating systems and email platforms, and general IT hygiene practices such as password protection and limited access controls.

As of the date of this annual report, the Company has not identified any material cybersecurity incidents, nor has it experienced any known breaches that have had an impact on its business, operations, or financial condition. However, the Company recognizes that, as its operations grow and potentially become more reliant on digital systems, the need for a more formal cybersecurity risk management framework may increase.

Governance

Our board of directors has oversight responsibility for cybersecurity risk management. In addition, cybersecurity matters are managed at the executive level by our CFO, who is responsible for coordinating our incident response planning, technical controls, and employee training programs.

Cybersecurity Risk Management Expertise of Management Responsible [Text Block]	While the Company has not yet implemented a formal cybersecurity risk management program, it takes reasonable measures to safeguard its digital assets and information. These include the use of licensed antivirus software, built-in security features of operating systems and email platforms, and general IT hygiene practices such as password protection and limited access controls.
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Text Block]	As of the date of this annual report, the Company has not identified any material cybersecurity incidents, nor has it experienced any known breaches that have had an impact on its business, operations, or financial condition.
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]

Our board of directors has oversight responsibility for cybersecurity risk management. In addition, cybersecurity matters are managed at the executive level by our CFO, who is responsible for coordinating our incident response planning, technical controls, and employee training programs.

Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true